Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Charters-out [Abstract]
Minimum future charter revenue

Year	Amount
2014	187,932
2015	127,484
2016	77,582
2017 to 2028	494,319

Minimum charter revenue	887,317